Stock-Based Compensation - Schedule of Share-Based Payments (Details) - 2020 Share Incentive Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share-Based Payments [Line Items]
Total share-based payments	$ 573,264	$ 1,292,083	$ 918,750
Compensation and Benefits [Member]
Schedule of Share-Based Payments [Line Items]
Total share-based payments	573,264	373,333
Communication and Technology [Member]
Schedule of Share-Based Payments [Line Items]
Total share-based payments		225,000	225,000
Marketing [Member]
Schedule of Share-Based Payments [Line Items]
Total share-based payments		206,250	206,250
Professional Fees [Member]
Schedule of Share-Based Payments [Line Items]
Total share-based payments		243,750	243,750
General and Administrative [Member]
Schedule of Share-Based Payments [Line Items]
Total share-based payments		$ 243,750	$ 243,750